Non-controlling interest - Summarized financial information (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Sep. 30, 2023	Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	$ 1,138,576			$ 1,138,576			$ 1,252,935	[1]
Current liabilities	(1,232,118)			(1,232,118)			(1,266,387)	[1]
Noncurrent assets	4,401,704			4,401,704			5,067,798	[1]
Non-current liabilities	(3,823,368)			(3,823,368)			(3,694,116)	[1]
Accumulated non-controlling interest at the end of the year	229,181	$ 220,826		229,181	$ 220,826		227,200	[1]	$ 223,188
Revenue	467,023	521,317	[2]	1,615,755	1,435,132	[2]
Loss for the period	(265,351)	(36,648)	[2]	(1,505,859)	(200,103)	[2]
Other comprehensive (loss)/income	4,789	(52,962)	[2]	629,755	(43,309)	[2]
Total comprehensive loss for the period	(260,562)	(89,610)	[2]	(876,104)	(243,412)	[2]
Loss allocated to non-controlling interest during the period	(9,189)	(10,445)	[2]	59	(3,193)	[2]
Cash flows generated from operating activities	224,777	286,243		703,547	625,662
Cash flows used in investing activities	(188,129)	(239,304)		(638,282)	(1,357,000)
Cash flows generated from financing activities	(29,115)	(25,693)		(11,806)	463,608
Net increase/(decrease) in cash and cash equivalents	7,533	$ 21,246		53,459	$ (267,730)
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest at the end of the year	212,757			212,757			212,307
Loss allocated to non-controlling interest during the period				(7,321)			(7,533)
I-Systems Solues de Infraestrutura S.A. | I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Current assets	92,805			92,805			102,445
Current liabilities	(45,907)			(45,907)			(38,834)
Current net assets	46,898			46,898			63,611
Noncurrent assets	503,575			503,575			462,122
Non-current liabilities	(116,275)			(116,275)			(92,453)
Non-current net assets	387,300			387,300			369,669
Net assets	$ 434,198			434,198			433,280
Revenue				52,677			41,502
Loss for the period				(14,941)			(15,373)
Other comprehensive (loss)/income				15,858			15,466
Total comprehensive loss for the period				917			93
Cash flows generated from operating activities				44,425			50,769
Cash flows used in investing activities				(77,685)			(62,921)
Cash flows generated from financing activities				30,803			(70)
Net increase/(decrease) in cash and cash equivalents				$ (2,457)			$ (12,222)

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.